Short-Term Borrowings and Long-Term Debt - Long-term debt (Details 2) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 01, 2014 item	Mar. 31, 2016 JPY (¥) ¥ / shares	Mar. 31, 2015 JPY (¥) item ¥ / shares
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 219,690	¥ 230,097
Less-Current portion due within one year		(82,796)	(45,485)
Less-Capital lease obligation current portion due within one year		(2,273)	(1,924)
Long-term portion		136,894	184,612
Common stock, stock split	2
Capital lease obligations, Due 2015 to 2020 in 2015
Short-Term Borrowings and Long-Term Debt
Capital lease obligations			¥ 3,481
Capital lease obligations, Due 2015 to 2020 in 2015 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			0.00%
Capital lease obligations, Due 2015 to 2020 in 2015 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			15.74%
Capital lease obligations, Due 2016 to 2023 in 2016
Short-Term Borrowings and Long-Term Debt
Capital lease obligations		¥ 8,748
Capital lease obligations, Due 2016 to 2023 in 2016 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		0.00%
Capital lease obligations, Due 2016 to 2023 in 2016 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		15.74%
Unsecured loans due 2015 to 2026
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations			¥ 53,789
Unsecured loans due 2015 to 2026 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			0.17%
Unsecured loans due 2015 to 2026 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			6.40%
Unsecured loans due 2016 to 2026
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 59,616
Unsecured loans due 2016 to 2026 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		0.00%
Unsecured loans due 2016 to 2026 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		14.79%
Secured loans due 2015 to 2024
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations			¥ 1,372
Secured loans due 2015 to 2024 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			1.45%
Secured loans due 2015 to 2024 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			3.50%
Secured Loans due 2016 To 2023
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 1,326
Secured Loans due 2016 To 2023 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		1.95%
Secured Loans due 2016 To 2023 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		3.50%
Zero Coupon Convertible Bonds Due 2015
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations			¥ 21,455
Less-Current portion due within one year		¥ (50,000)	¥ (21,455)
Long-term debt, conversion price | ¥ / shares		¥ 5,313	¥ 10,626
Principal amount			¥ 21,445
Unamortized premium			10
Total			¥ 21,455
Redemption price as percentage of principal amount		100.00%
Number of convertible shares | item	18,021,833		9,010,916
Unsecured straight bonds due 2017
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 65,000	¥ 65,000
Long-term debt, interest rate		0.39%	0.39%
Unsecured straight bonds due 2019
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 15,000	¥ 15,000
Long-term debt, interest rate		0.60%	0.60%
Unsecured straight bonds due 2022
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 20,000	¥ 20,000
Long-term debt, interest rate		0.96%	0.96%
Unsecured straight bonds due 2016
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 50,000	¥ 50,000
Long-term debt, interest rate		0.21%	0.21%
Long term debt, excluding zero coupon convertible bonds due 2015
Short-Term Borrowings and Long-Term Debt
Less-Current portion due within one year		¥ (30,523)	¥ (22,106)